Related Party Transactions - Summary of Purchases of Materials (Detail) - TWD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
JMC ELECTRONICS CO., LTD. [member]
Disclosure of transactions between related parties [Line Items]
Purchases of materials	$ 0	$ 9	$ 132,494